EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share Tables [Abstract]
Earnings Per Share Tables [Text Block]

	2008	2009	2010
Net income / (loss) attributable to NBG shareholders	821,424	527,049	(268,061)
Dividends to preference shares	(32,685)	(42,192)	(71,558)
Net income / (loss) adjusted for EPS computation	788,739	484,857	(339,619)
Weighted average common shares outstanding as reported	534,432,891	564,034,936	762,275,390
Adjustment for the effect of bonus element of the share capital increase	94,541,179	99,777,781	-
Adjusted weighted average common shares outstanding for basic earnings per share	628,974,070	663,812,717	762,275,390
Adjusted weighted average common shares outstanding for dilutive earnings per share	628,974,070	663,812,717	762,275,390
Basic earnings / (losses) per share	1.25	0.73	(0.45)
Diluted earnings / (losses) per share	1.25	0.73	(0.45)
The per-share computations above reflect the additional shares relating to the stock dividend and the effect of the bonus element (i.e. issue of common stock at discount to market price) in the share capital increase took place in 2010, as described in Note 33. The adjustment, which corresponds to the factor of 1.1769 is applied retrospectively to all periods presented.